Derivatives (Hedges of Net Investments in Foreign Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	$ (157)	$ 71	$ 102